Condensed Consolidated Statements Of Shareholders' Equity (Deficit) (Parenthetical) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2019
Condensed Consolidated Statements Of Shareholders' Equity (Deficit) [Abstract]
Offering costs	$ 183	$ 183